RETIREMENT BENEFITS - Sensitivities of Certain Key Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase in discount rates	$ 31	$ 26	$ 28
Effect of one-percentage-point decrease in discount rates	(47)	(44)	(45)
Effect of one-percentage-point increase on benefits earned and interest cost for U.S. postretirement plans	(127)	(128)	(129)
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	127	128	129
Non-U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase in discount rates	(33)	(32)	(39)
Effect of one-percentage-point decrease in discount rates	37	44	56
Effect of one-percentage-point increase on benefits earned and interest cost for U.S. postretirement plans	(61)	(63)	(67)
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	61	63	$ 67
U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase of benefits earned and interest cost for U.S. postretirement plans	1	2
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	(1)	(2)
Effect of one-percentage-point increase on accumulated postretirement benefit obligation for U.S. postretirement plans	30	45
Effect of one-percentage-point decrease on accumulated postretirement benefit obligation for U.S. postretirement plans	(26)	(38)
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase of benefits earned and interest cost for U.S. postretirement plans	12	15
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	(10)	(12)
Effect of one-percentage-point increase on accumulated postretirement benefit obligation for U.S. postretirement plans	144	156
Effect of one-percentage-point decrease on accumulated postretirement benefit obligation for U.S. postretirement plans	$ (118)	$ (128)